Revenues (Details) - Schedule of disaggregated by geographical region - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Americas
Total Revenues	$ 572,458,000	$ 627,598,000	$ 651,483,000
Revenues recognized over time [Member]
Americas
Total Revenues	129,057,000	139,495,000	146,207,000
Revenues recognized in point in time [Member]
Americas
Total Revenues	443,401,000	488,103,000	505,276,000
Total Americas [Member]
Americas
Total Revenues	341,737,000	389,770,000	415,428,000
Total EMEA [Member]
Americas
Total Revenues	158,465,000	155,942,000	141,660,000
Total Asia Pacific [Member]
Americas
Total Revenues	72,256,000	81,886,000	94,395,000
Products
Americas
Total Revenues	391,917,000	433,741,000	452,124,000
Products | Revenues recognized in point in time [Member]
Americas
Total Revenues	391,917,000	433,741,000	452,124,000
Systems [Member] | Total Americas [Member]
Americas
Total Revenues	72,654,000	108,998,000	130,959,000
Systems [Member] | Total EMEA [Member]
Americas
Total Revenues	48,642,000	51,617,000	53,527,000
Systems [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	18,980,000	27,031,000	40,106,000
Consumables [Member] | Total Americas [Member]
Americas
Total Revenues	136,243,000	132,820,000	130,775,000
Consumables [Member] | Total EMEA [Member]
Americas
Total Revenues	79,794,000	75,468,000	61,703,000
Consumables [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	35,604,000	37,807,000	35,054,000
Service [Member] | Revenues recognized over time [Member]
Americas
Total Revenues	129,057,000	139,495,000	146,207,000
Service [Member] | Revenues recognized in point in time [Member]
Americas
Total Revenues	51,484,000	54,362,000	53,152,000
Service [Member] | Total Americas [Member]
Americas
Total Revenues	132,840,000	147,952,000	153,694,000
Service [Member] | Total EMEA [Member]
Americas
Total Revenues	30,029,000	28,857,000	26,430,000
Service [Member] | Total Asia Pacific [Member]
Americas
Total Revenues	$ 17,672,000	$ 17,048,000	$ 19,235,000